8. Inventories	12 Months Ended
Dec. 31, 2015
Inventories
	2015	2014
	US$’000	US$’000

Raw materials	131	146
Work in progress	39	38
Finished goods	387	359

	557	543

Management continuously reviews obsolete and slow moving inventories and assesses the inventory valuation to determine if the provision is deemed appropriate. For the year ended December 31, 2015, and 2014, provision for obsolete and slow moving inventories amounted to US$5,000 and US$8,000, respectively, which were charged to cost of revenue in Consolidated Statements of Income.

ZHEJIANG JIAHUAN
Inventories
	2015	2014
	RMB’000	RMB’000

Raw materials	5,603	3,763
Work in progress	7,840	9,840
Finished goods	8,020	18,646

	21,463	32,249

ZHEJIANG TIANLAN
Inventories
	2015	2014
	RMB’000	RMB’000

Raw materials	6,586	9,121
Work in progress	5,525	6,360
Finished goods	-	573

	12,111	16,054